Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - Financial Assets Past Due but Not Impaired - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 536	€ 540
Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	396	388
Overdue 1 – 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	63	73
Overdue 31 – 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	41	36
Overdue 60 – 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	20	23
Overdue more than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 16	€ 20